CAPITAL LEASES (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2012 Methane Princess Lease [Member]	Dec. 31, 2012 Golar Winter Lease [Member]	Dec. 31, 2012 Grand Lease [Member]	Dec. 31, 2012 Vessels under Capital Leases [Member] Vessel	Dec. 31, 2011 Vessels under Capital Leases [Member] Vessel
CAPITAL LEASES [Abstract]
Total obligations under capital leases	$ 412,371	$ 405,843
Less: current portion of obligations under capital leases	(5,837)	(5,909)
Long term obligations under capital leases	406,534	399,934
Property, Plant and Equipment [Line Items]
Number of vessels	3	3				3	3
Capital Leases, Future Minimum Payments, Net Present Value [Abstract]
2013	26,556		7,494	9,995	9,067
2014	26,722		7,781	9,927	9,014
2015	26,993		8,082	9,911	9,000
2016	27,298		8,387	9,911	9,000
2017	27,613		8,702	9,911	9,000
2018 and thereafter	515,247		192,856	143,705	178,686
Total minimum leases payments	650,429		233,302	193,360	223,767
Less: Imputed interest	(238,058)		(77,495)	(71,902)	(88,661)
Present value of minimum lease payments	$ 412,371		$ 155,807	$ 121,458	$ 135,106
Term of lease				28 years	30 years
Capital leases, maturity date				Apr. 30, 2032	Jan. 31, 2036
Percentage value of vessel at charter termination (in hundredths)				80.00%